Fair Value Measurements - Warrants (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liability	$ 1,435	$ 1,365		$ 27,460	$ 585	$ 2,090	$ 27,460
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	585	2,090			2,090	27,460
Change in valuation inputs or other assumptions	850	(725)	[1],[2]	(166,500)	(1,505)	(25,370)	(166,518)
Fair value, end of period	1,435	1,365		27,460	585	2,090	27,460
Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Remaining maturity								5 years
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liability	875	875		16,750	375	1,250	16,750
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	375	1,250			1,250	16,750
Change in valuation inputs or other assumptions	500	(375)			(875)	(15,500)
Fair value, end of period	875	875		16,750	375	1,250	16,750
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liability	560	490		10,710	210	840	10,710
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	210	840			840	10,710
Change in valuation inputs or other assumptions	350	(350)			(630)	(9,870)
Fair value, end of period	560	490		$ 10,710	210	840	$ 10,710
Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liability	1,435				585	2,090
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	585	2,090			2,090
Fair value, end of period	1,435				585	2,090
Recurring Basis | Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liability	875				375	1,250
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	375	1,250			1,250
Fair value, end of period	875				375	1,250
Recurring Basis | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liability	560				210	840
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	210	$ 840			840
Fair value, end of period	$ 560				$ 210	$ 840

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.